UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22504

Clark Fork Trust

 (Exact Name of Registrant as Specified in Charter)

218 East Front Street, Suite 205, Missoula, Montana 59802

 (Address of Principal Executive Offices)  (Zip Code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901

 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (406) 541-0130

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

Item 1.  Reports to Stockholders.

TARKIO FUND

(TARKX)

CLARK FORK TRUST

SEMI-ANNUAL REPORT

November 30, 2018

(UNAUDITED)

TARKIO FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
34.20%
Basic Materials
2.18%
Communication Services
9.63%
Consumer Cyclical
4.45%
Consumer Defensive
4.70%
Exchange Traded Fund
0.02%
Financial Services
12.09%
Industrials
28.24%
Money Market Fund
0.21%
Real Estate
4.28%

Sectors are categorized using Morningstar® classifications.

TARKIO FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2018 (UNAUDITED)

Shares		Value

COMMON STOCK - 99.48%

Arrangement of Transportation of Freight & Cargo - 0.09%
1,250	Expeditors International of Washington, Inc.	$ 95,112

Communications Equipment - 3.14%
72,225	Lumenthum Holdings, Inc. *	3,211,846

Construction Machinery & Equipment - 6.16%
318,600	Manitowoc Co., Inc. *	6,292,350

Drawing & Insulation of Nonferrous Wire - 1.54%
48,875	Corning, Inc.	1,574,752

Electronic & Other Electrical Equipment (No Computer Equip) - 2.15%
292,550	General Electric Co.	2,194,125

Fire, Marine & Casualty Insurance - 4.46%
5,200	Berkshire Hathaway, Inc. Class B *	1,134,848
3,675	Fairfax Financial Holdings, Ltd. (Canada)	1,736,548
1,475	Markel Corp. *	1,687,606
		4,559,002
Industrial Instruments for Measurement, Display & Control - 14.66%
229,750	Cognex Corp.	10,113,595
44,425	Danaher Corp.	4,866,314
		14,979,909
Industrial Trucks, Tractors, Trailers & Stackers - 4.70%
145,250	Terex Corp.	4,801,965

Land Subdividers & Developers (No cemeteries) - 4.27%
291,100	The St. Joe Co. *	4,366,500

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.08%
107,900	Evans & Sutherland Computer Corp. *	86,320

National Commercial Banks - 1.11%
10,250	JPMorgan Chase & Co.	1,139,698

Office Furniture - 3.52%
106,125	Herman Miller, Inc.	3,593,392

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 8.94%
71,050	Rogers Corp. *	9,141,293

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

Shares		Value

Printed Circuit Boards - 1.52%
88,350	Kimball Electronics, Inc. *	$ 1,558,494

Pumps & Pumping Equipment - 0.52%
21,375	Colfax Corp. *	533,092

Retail-Catalog & Mail-Order Houses - 0.02%
15	Amazon.com, Inc. *	25,353

Retail-Eating Places - 0.86%
1,850	Chipotle Mexican Grill, Inc. *	875,439

Retail-Home Furniture, Furnishings & Equipment Stores - 3.16%
595,625	The Container Store Group, Inc. *	3,234,244

Retail-Variety Stores - 4.68%
20,700	Costco Wholesale Corp.	4,787,496

Security Brokers, Dealers & Flotation Companies - 0.27%
5,150	SEI Investments Co.	276,555

Semiconductors & Related Devices - 4.37%
52,875	Applied Optoelectronics, Inc. *	1,088,696
41,350	Finisar Corp. *	965,523
298,450	Oclaro, Inc. *	2,408,492
		4,462,711
Services-Business Services, NEC - 6.21%
72,600	Total System Services, Inc.	6,343,062

Services-Computer Integrated Systems Design - 0.01%
100	Cerner Corp. *	5,791

Services-Prepackaged Software - 3.64%
75,975	National Instruments Corp.	3,719,736

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.17%
36,700	Nucor Corp.	2,217,047

Telephone & Telegraph Apparatus - 0.96%
30,050	Ciena Corp. *	980,231

Telephone Communications (No Radiotelephone) - 9.61%
522,259	CenturyLink, Inc.	9,818,469

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

Shares		Value

Textile Mill Products - 0.39%
24,775	Interface, Inc.	$ 401,355

Trucking (No Local) - 6.27%
1,132,475	YRC Worldwide, Inc. *	6,409,809

TOTAL FOR COMMON STOCK (Cost $84,075,957) - 99.48%		101,685,148

EXCHANGE TRADED FUND - 0.02%
575	ProShares UltraShort 20+ Year Treasury	22,649
TOTAL FOR EXCHANGE TRADED FUND (Cost $20,034) - 0.02%		22,649

MONEY MARKET FUND - 0.21%
213,797	Federated Government Obligations Fund - Institutional Class 2.08% ** (Cost $213,797)	213,797

TOTAL INVESTMENTS (Cost $84,309,788) - 99.71%		101,921,594

ASSETS IN EXCESS OF LIABILITIES - 0.29%		292,144

NET ASSETS - 100.00%		$ 102,213,738

* Non-income producing securities during the period.

** The rate shown represents the 7-day yield at November 30, 2018.

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2018 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $84,309,788)	$101,921,594
Cash	3,994
Receivables:
Shareholder Subscriptions	51,828
Securities Sold	181,788
Dividends and Interest	345,305
Total Assets	102,504,509
Liabilities:
Payables:
Shareholder Redemptions	13,983
Securities Purchased	194,143
Accrued Adviser Fees	61,820
Accrued Service Fees	20,825
Total Liabilities	290,771
Net Assets	$102,213,738

Net Assets Consist of:
Paid In Capital	$ 80,550,092
Distributable Earnings	21,663,646
Net Assets, for 5,235,840 Shares Outstanding (unlimited shares authorized)	$102,213,738

Net asset value, offering price, and redemption price per share	$ 19.52

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

STATEMENT OF OPERATIONS

For the six months ended NOVEMBER 30, 2018 (UNAUDITED)

Investment Income:
Dividends	$ 1,150,422
Interest	1,516
Total Investment Income	1,151,938

Expenses:
Advisory Fees (Note 4)	408,621
Service Fees (Note 4)	136,207
Total Expenses	544,828

Net Investment Income	607,110

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	1,408,695
Net Change in Unrealized Depreciation on Investments	(7,448,299)
Net Realized and Unrealized Loss on Investments	(6,039,604)

Net Decrease in Net Assets Resulting from Operations	$ (5,432,494)

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	11/30/2018	5/31/2018
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 607,110	$ 303,157
Net Realized Gain on Investments	1,408,695	3,542,680
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,448,299)	3,600,744
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,432,494)	7,446,581

Distributions to Shareholders:
Net Investment Income	-	(162,535)
Realized Gain	-	(1,550,988)
Total Dividends and Distributions Paid to Shareholders	-	(1,713,523)

Capital Share Transactions (Note 5):
Proceeds from Sale of Shares	7,893,392	30,500,538
Net Asset Value of Shares Issued on Reinvestment of Dividends	-	1,713,523
Cost of Shares Redeemed	(2,937,144)	(8,203,249)
Net Increase in Net Assets from Shareholder Activity	4,956,248	24,010,812

Net Assets:
Net Increase (Decrease) in Net Assets	(476,246)	29,743,870
Beginning of Period	102,689,984	72,946,114
End of Period	$ 102,213,738	$ 102,689,984

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period:

	(Unaudited)
	Six Months
	Ended	Years Ended
	11/30/2018	5/31/2018	5/31/2017	5/31/2016	5/31/2015	5/31/2014

Net Asset Value, at Beginning of Period	$ 20.52	$ 18.93	$ 14.40	$ 15.12	$ 13.67	$ 10.99

Income From Investment Operations:
Net Investment Income (Loss)*	0.12	0.07	(0.01)	- (a)	- (a)	- (a)
Net Gain (Loss) on Investments Securities (Realized and Unrealized)	(1.12)	1.89	4.62	(0.67)	1.77	2.74
Total from Investment Operations	(1.00)	1.96	4.61	(0.67)	1.77	2.74

Distributions:
Net Investment Income	-	(0.04)	(0.01)	-	- (a)	-
Realized Gains	-	(0.33)	(0.07)	(0.05)	(0.32)	(0.06)
Total from Distributions	-	(0.37)	(0.08)	(0.05)	(0.32)	(0.06)

Net Asset Value, at End of Period	$ 19.52	$ 20.52	$ 18.93	$ 14.40	$ 15.12	$ 13.67

Total Return **	(4.87)%***	10.21%	32.07%	(4.41)%	13.04%	24.98%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 102,214	$102,690	$ 72,946	$ 35,365	$ 29,392	$ 21,768
Before Waivers
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00%	1.00%	1.00%	1.03%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.11%	0.32%	(0.04)%	(0.02)%	(0.02)%	(0.03)%
After Waivers
Ratio of Expenses to Average Net Assets	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.11%	0.32%	(0.04)%	(0.02)%	(0.02)%	0.00% (a)
Portfolio Turnover	11.92%***	27.67%	9.71%	12.19%	12.03%	19.29%

(a) Amount calculated is less than 0.005.

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

*** Not Annualized

The accompanying notes are an integral part of these financial statements.

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2018 (UNAUDITED)

1.    ORGANIZATION

The Clark Fork Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “Act”) and was organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on October 28, 2010.  The Trust is authorized to issue one or more series of beneficial interests and issue classes of any series or divide shares of any series into two or more separate classes.  The Trust currently consists of one series of units of beneficial interest (“shares”) called the Tarkio Fund (the “Fund”).  The Fund is a non-diversified fund.  The investment adviser to the Fund is Front Street Capital Management, Inc. (the “Adviser”).

The Fund’s investment objective is long term growth of capital.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946-Financial Services-Investment Companies.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to their shareholders. Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the year ended May 31, 2018. The Fund identifies its major tax jurisdiction as U.S. Federal Tax; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred.  During the year ended May 31, 2018, the Fund did not incur any interest or penalties.

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

OTHER:  The Fund records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities.

3.  SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:  A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) - Equity securities are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value or when restricted or illiquid securities are being valued, such securities are valued at a fair value as determined by the Adviser in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees “Board”. Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis, and are categorized as Level 2 or 3, depending on the inputs used.

Money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of November 30, 2018:

Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$101,685,148	$ -	$ -	$ 101,685,148
Exchange Traded Fund	22,649	-	-	22,649
Money Market Fund	213,797	-	-	213,797
Total	$101,921,594	$ -	$ -	$ 101,921,594

* See the Schedule of Investments for categories by industry.

The Fund did not hold any Level 2 or Level 3 assets or derivative instruments at any time during the six months ended November 30, 2018.

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Front Street Capital Management, Inc. serves as investment adviser to the Fund.  Subject to the authority of the Board, the Adviser is responsible for management of the Fund's investment portfolio.  The Adviser is responsible for selecting the Fund's investments according to the Fund's investment objective, policies and restrictions. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the Fund during the term of the Investment Advisory Agreement (“Agreement”).

Under the Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser pays the operating expenses of the Fund excluding fees payable under the Agreement and the Services Agreement, brokerage fees and commissions, taxes, interest expense, the costs of acquired fund fees and expenses, and extraordinary expenses.  For the six months ended November 30, 2018, the Adviser earned $408,621 in Advisory fees.  At November 30, 2018, the Fund owed the Adviser $61,820.

The Fund entered into a Services Agreement with the Adviser.  Under the Services Agreement, the Adviser receives an additional fee of 0.25% of the average daily net assets of the Fund and is obligated to provide executive and administrative services, assist in the preparation of the Trust’s tax returns and various reports to shareholders, and provide non-investment related statistical and research data.  For the six months ended November 30, 2018, the Fund incurred $136,207 in service fees. At November 30, 2018 the Fund owed $20,825 in service fees to the Adviser.

Officers and a Trustee of the Trust are also Officers of the Adviser.

5.  CAPITAL SHARE TRANSACTIONS

At November 30, 2018, paid in capital amounted to $80,550,092 of the Fund. Transactions in capital stock were as follows:

	Six Months ended November 30, 2018		Year ended May 31, 2018
	Shares	Amount	Shares	Amount
Shares sold	369,016	$ 7,893,392	1,466,181	$ 30,500,538
Shares issued in reinvestment of dividends	-	-	77,817	1,713,523
Shares redeemed	(137,325)	(2,937,144)	(392,428)	(8,203,249)
Net increase	231,691	$ 4,956,248	1,151,570	$ 24,010,812

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

6.  INVESTMENT TRANSACTIONS

For the six months ended November 30, 2018, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 17,878,661

Sales

Investment Securities                          $ 12,793,695

7.  TAX INFORMATION

As of November 30, 2018, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation	$ 25,456,929
Gross (Depreciation)	(7,845,123)
Net Appreciation on Investments	$ 17,611,806

At November 30, 2018, the aggregate cost of securities for federal income tax purposes was $84,309,788.

As of the fiscal year ended May 31, 2018, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Undistributed Capital Gains

$    2,065,914

Unrealized Appreciation

    25,030,226

  $27,096,140

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales of $29,879.

8.  DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended May 31, 2018 and 2017 were as follows:

	2018	2017
Ordinary Income	$ 640,038	$ 17,058
Long-term Capital Gain	$ 1,073,215	$ 234,393

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The Fund did not pay any distributions for the six months ended November 30, 2018.

TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act. As of November 30, 2018, TD Ameritrade, Inc. held in an omnibus account for the benefit of others approximately 77% of the voting securities of the Fund. The Fund does not know that any of the beneficial shareholders underlying the omnibus account hold greater than 25% of the voting securities of the Fund.

10.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

11.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

TARKIO FUND

EXPENSE ILLUSTRATION

NOVEMBER 30, 2018 (UNAUDITED)

Expense Example

As a shareholder of the Tarkio Fund, you incur costs such as ongoing costs which consist of management fees and service fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2018 through November 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2018	November 30, 2018	June 1, 2018 to November 30, 2018
Actual	$1,000.00	$ 951.27	$4.89
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.05	$5.06

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

TARKIO FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2018 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 231-2901 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on February 28 and August 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-231-2901.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 231-2901 to request a copy of the SAI or to make shareholder inquiries.

TARKIO FUND

TRUSTEES & OFFICERS

NOVEMBER 30, 2018 (UNAUDITED)

Interested Trustees and Officers

Name, Address(1) and Age	Position(s) with the Trust	Length of Term of Office and Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Russell T. Piazza (2) (63)	Interested Trustee and Chairman of the Board of Trustees and President	Indefinite Term; Since 2011	Registered Representative, Crowell Weedon & Co. (stock brokerage and financial advisory services company), 1977 to 1979. President & Portfolio Manager, Vice President of Investments, Piper Jaffray & Co. (stock brokerage and investment advisory firm), 1979 to 2006. Portfolio Manager, Front Street Capital Management, Inc., 2006 to Present.	1	None
Virginia Belker (53)	Chief Compliance Officer	Indefinite Term; Since 2011

Branch Administrative Manager, Piper Jaffray & Co. (stock brokerage and investment advisory firm), 2006. Branch Administrative Manager, UBS Financial Services, 2006. Chief Compliance Officer, Front Street Capital Management, Inc. 2006 to Present.

				N/A	N/A
Michele Blood (53)	Treasurer	Indefinite Term; Since 2015

Senior Registered Investment Assistant at Piper Jaffray & Co. (stock brokerage and investment advisory firm), from 1987 until 2006 (merged with UBS Financial Services in 2006).  Co-founder and Vice President of Front Street Capital Management, Inc. 2006 to present.  Michele received her certificate of Accounting and Technology from the University of Montana, College of Technology.

				N/A	N/A
John H. Lively (50)	Secretary	Indefinite Term; Since 2010	Attorney, Practus, LLP (law firm), May 1, 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to April 30, 2018.	N/A	N/A

(1) The address of each trustee and officer is c/o Clark Fork Trust, 218 East Front Street, Suite 205, Missoula, Montana 59802.

(2) Trustee who is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of his affiliation with the Advisor.

TARKIO FUND

TRUSTEES & OFFICERS (CONTINUED)

NOVEMBER 30, 2018 (UNAUDITED)

Independent Trustees

Name, Address(1) and Age	Position(s) with the Trust	Length of Term of Office and Time Served	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Simona Stan (53)	Independent Trustee	Indefinite Term; Since 2011	Associate Professor of Marketing and Interim Director of the MBA Program in the School of Business Administration at the University of Montana (Since 2006); Assistant Professor at University of Oregon (2001 – 2006).	1	None
Michael Munsey (72)	Independent Trustee	Indefinite Term, Since May 2013	Owner, The Depot (restaurant), Missoula, Montana, founded in 1974	1	None

(1) The address of each trustee is c/o Clark Fork Trust, 218 East Front Street, Suite 205, Missoula, Montana 59802.

INVESTMENT ADVISER

Front Street Capital Management, Inc.

218 East Front Street, Suite 205

Missoula, MT  59802

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

DISTRIBUTOR

Arbor Court Capital, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the Trust’s Statement of Additional Information.

Item 11.  Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(b) under the 1940 Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clark Fork Trust

By /s/ Russell T. Piazza

     Russell T. Piazza

     Chairman of the Board, Principal Executive Officer

Date: February 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell T. Piazza

      Russell T. Piazza

      Chairman of the Board, Principal Executive Officer

Date February 4, 2019

By /s/ Michele Blood

      Michele Blood

      Principal Financial Officer, Treasurer

Date February 4, 2019